RENTAL INVENTORY, NET	3 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
RENTAL INVENTORY, NET

NOTE 4. RENTAL INVENTORY, NET

During the years ended June 30, 2025 and 2024, the Company developed and built its collapsible containers and actuators used to collapse the marine containers. The containers purchased are recognized as rental inventory and are depreciated over their estimated useful lives.

As of September 30, 2025 and June 30, 2025, rental inventory consists of the following:

	Estimated life	June 30, 2025	June 30, 2025

Collapsible Containers	10 years	$460,000	$460,000
Actuators	10 years	237,676	237,676
Genny’s	10 years	50,484	50,484
		748,160	748,160
Accumulated Depreciation		(223,127)	(204,423)
Rental Inventory, net		$525,033	$543,737

Depreciation on rental inventory of $18,704 and $39,750 was recognized during the three months ended September 30, 2025 and 2024, respectively and is included in costs of goods sold on the accompanying consolidated statements of operations.